Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	37-1078406
Plan number	002
Participant loan, current value	$ 2,894,127
Total	$ 331,043,890
Participant loan, interest rate	6.75%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Common stock and stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 10,114,425
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	227,528,576
Managed funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	83,054,745
Investment, Identifier [Axis]: Common stock and stock fund | First Busey Corporation | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	603,695
Investment, Identifier [Axis]: Common stock and stock fund | First Busey Corporation | Stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	9,510,730
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | AQR Emerging Multi-Style II
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	642,884
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | American Century Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	676,114
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | American Funds Euro Pacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,938,910
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | American Funds The Growth Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,208,403
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Congress Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	673,064
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | DFA Emerging Markets Small Cap
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	526,528
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | DFA US Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	288,980
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Dodge and Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,936,220
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Dodge and Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,208,219
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Stone Ridge High Yield Reinsurance Risk Premium Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	876,613
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Vanguard 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,206,361
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Vanguard Emerging Markets Bond Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	681,593
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Vanguard Short Term Corporate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	389,492
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Vanguard Small Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	288,763
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | Virtus KAR International Small-Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	290,650
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Aggressive Managed Fund | William Blair Emerging Markets Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	524,910
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | AQR Emerging Multi-Style II
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	499,355
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | American Century Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	580,665
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | American Funds Euro Pacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,610,131
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | American Funds The Growth Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,809,642
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,485
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Congress Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	572,518
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | DFA Emerging Markets Small Cap
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	467,182
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | DFA US Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	230,315
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Dodge and Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,605,431
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Dodge and Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,817,681
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | DoubleLine Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	11,658,325
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Federated Hermes Ultra Short Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	439,844
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Stone Ridge High Yield Reinsurance Risk Premium Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	880,568
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Vanguard 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,807,539
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Vanguard Emerging Markets Bond Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	733,633
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Vanguard Short Term Corporate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	439,158
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Vanguard Small Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	229,188
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | Virtus KAR International Small-Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	264,130
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Balanced Managed Fund | William Blair Emerging Markets Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	469,072
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | AQR Emerging Multi-Style II
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	22,704
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | American Century Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,830
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | American Funds Euro Pacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	70,260
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | American Funds The Growth Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	125,403
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	173
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Congress Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,549
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | DFA Emerging Markets Small Cap
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	22,510
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | DFA U.S. Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	8,275
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Dodge and Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	70,225
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Dodge and Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	126,030
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | DoubleLine Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,907,349
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Federated Hermes Ultra Short Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	112,840
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Stone Ridge High Yield Reinsurance Risk Premium Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	56,291
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Vanguard 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	128,590
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Vanguard Emerging Markets Bond Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	28,088
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Vanguard Short Term Corporate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	42,197
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | Vanguard Small Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	8,291
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Conservative Managed Fund | William Blair Emerging Markets Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,877
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | AQR Emerging Multi-Style II
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	452,968
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | American Century Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	488,524
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | American Funds Euro Pacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,568,899
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | American Funds The Growth Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,561,125
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,376
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Congress Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	486,046
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | DFA Emerging Markets Small Cap
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	434,066
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | DFA US Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	233,585
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Dodge and Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,566,723
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Dodge and Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,561,307
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | DoubleLine Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,911,032
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Stone Ridge High Yield Reinsurance Risk Premium Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	788,161
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Vanguard 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,559,495
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Vanguard Emerging Markets Bond Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	630,379
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Vanguard Short Term Corporate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	394,103
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Vanguard Small Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	233,408
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | Virtus KAR International Small-Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	275,371
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Growth Managed Fund | William Blair Emerging Markets Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	432,394
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | AQR Emerging Multi-Style II
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	160,093
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | American Century Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	182,412
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | American Funds Euro Pacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	551,830
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | American Funds The Growth Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	946,327
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	73
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Congress Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	179,802
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | DFA Emerging Markets Small Cap
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	158,583
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | DFA US Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	72,351
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Dodge and Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	550,220
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Dodge and Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	948,965
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | DoubleLine Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,102,076
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Federated Hermes Ultra Short Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	369,875
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Stone Ridge High Yield Reinsurance Risk Premium Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	294,296
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Vanguard 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	945,617
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Vanguard Emerging Markets Bond Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	245,187
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Vanguard Short Term Corporate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	147,156
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Vanguard Small Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	71,823
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | Virtus KAR International Small-Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	110,273
Investment, Identifier [Axis]: Managed Funds | First Busey Corporation | Moderate Managed Fund | William Blair Emerging Markets Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	159,776
Investment, Identifier [Axis]: Managed funds | First Busey Corporation | Aggressive
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,357,704
Investment, Identifier [Axis]: Managed funds | First Busey Corporation | Balanced
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	29,115,862
Investment, Identifier [Axis]: Managed funds | First Busey Corporation | Conservative
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,804,482
Investment, Identifier [Axis]: Managed funds | First Busey Corporation | Growth
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,579,962
Investment, Identifier [Axis]: Managed funds | First Busey Corporation | Moderate
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	12,196,735
Investment, Identifier [Axis]: Money market accounts | Charles Schwab Bank | Schwab Value Advantage Money Fund (Ultra Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	7,452,017
Investment, Identifier [Axis]: Mutual funds | AQR | Emerging Multi-Style II
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,654,880
Investment, Identifier [Axis]: Mutual funds | American Century | Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	658,900
Investment, Identifier [Axis]: Mutual funds | American Funds | EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,819,383
Investment, Identifier [Axis]: Mutual funds | American Funds | The Growth Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	26,559,026
Investment, Identifier [Axis]: Mutual funds | American Funds | The Income Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	7,071,885
Investment, Identifier [Axis]: Mutual funds | Congress | Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,322,445
Investment, Identifier [Axis]: Mutual funds | DFA | US Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,212,441
Investment, Identifier [Axis]: Mutual funds | Dodge and Cox | Dodge and Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	9,388,031
Investment, Identifier [Axis]: Mutual funds | DoubleLine | Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	10,870,826
Investment, Identifier [Axis]: Mutual funds | Federated Hermes | Ultrashort Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,042,178
Investment, Identifier [Axis]: Mutual funds | GMO | Trust International Developed Equity Allocation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	12,759,906
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2010
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	54,083
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2015
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	16,550
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2020
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	5,178,788
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2025
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,781,266
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2030
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	26,684,949
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2035
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	7,912,530
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2040
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,944,506
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2045
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	8,300,663
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2050
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	16,071,006
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2055
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,552,395
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2060
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,642,262
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Retirement Fund 2065
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,647,215
Investment, Identifier [Axis]: Mutual funds | Vanguard | 500 Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	40,087,009
Investment, Identifier [Axis]: Mutual funds | Vanguard | Mid-Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,635,733
Investment, Identifier [Axis]: Mutual funds | Vanguard | Small-Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 2,659,720